NOTE 21 OPERATING EXPENSES	12 Months Ended
Dec. 31, 2020
NOTE 21 OPERATING EXPENSES
OPERATING EXPENSES

21. OPERATING EXPENSES

	2020	2019	2018
	$	$	$
Salaries and benefits	1,763,761	1,985,735	1,786,804
Rent	46,885	84,924	272,768
Advertising and promotion	1,031,297	313,870	306,799
Telephone and internet	165,107	106,841	97,028
Penalties	471,000	165,000	-
Other	469,358	277,249	54,282
	3,947,408	2,933,619	2,517,681